Acquisition Date Fair Value of the Consideration (Detail)	Oct. 17, 2012 USD ($)	Oct. 17, 2012 CNY
Business Acquisition [Line Items]
Cash	$ 9,189,259	57,250,000
34% previously owned equity interests	5,067,707	31,572,322
15% non controlling interest	2,235,753	13,928,966
Net assets acquired	$ 16,492,719	102,751,288